Investment in Associated Companies (Schedule of changes of interest in Zim) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
(Impairment)/write back of ZIM investment	$ (929,000)
Net gains/(losses) related to the changes of interest in ZIM	(860)	$ (727,650)	$ (204)
Z I M Member
Disclosure of associates [line items]
Gain on dilution from ZIM IPO	0	0	9,724
Loss on dilution from ZIM options exercised	860	(3,475)	(39,438)
Gain on sale of ZIM shares	0	204,634	29,510
(Impairment)/write back of ZIM investment	0	(928,809)	0
Net gains/(losses) related to the changes of interest in ZIM	$ (860)	$ (727,650)	$ (204)